PREPAID EXPENSES AND OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
PREPAID EXPENSES AND OTHER RECEIVABLES
Advances to suppliers	$ 1,319	$ 2,426
Discount from service provider	241	537
Prepaid expenses	120	130
Government institutions	196	197
Total prepaid expenses and other receivables	$ 1,876	$ 3,290